Insurance services - Summary of Bank's liabilities on Policies in Force on the Consolidated Balance Sheet (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Separate Accounts Disclosure [Abstract]
Liability for Future Policy Benefits	₨ 2,277,581.6	$ 24,273.4	₨ 2,087,603.8
Policyholder Account Balances	71,862.0	765.9	81,652.8
Other Policy Liabilities	18,440.0	196.6	11,707.7
Total	₨ 2,367,883.6	$ 25,235.9	₨ 2,180,964.3